Investment Strategy - RACWI US ETF	Sep. 08, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index. The Index is comprised of U.S. listed companies selected based on a proprietary methodology developed and maintained by RAFI Indices, LLC (the “Index Provider”). Research Affiliates, LLC, an affiliate of the Index Provider, serves as the sub-adviser to the Fund (the “Sub-Adviser”). Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
RACWI US Index
The Index was created to provide exposure to U.S. listed companies based on a fundamental value factor instead of market capitalization alone. The Index Provider believes, based on its internal research, that capitalization weighted indexes generally add and delete companies at the wrong time. Capitalization-weighted indexes are typically structured to add new constituents after a company’s stock price has increased significantly and remove a company after its stock price has dropped significantly. Capitalization-weighted indexes are also designed to increase a company’s weighting as its stock price increases which, in the Index Provider’s opinion, results in a systematic overweight to the most overvalued companies and a systematic underweight to the most undervalued companies. To avoid this perceived valuation issue, the Index Provider has designed the Index to identify and select companies that are beginning to experience growth and increased relevance in their industry and remove companies that are experiencing declines in value and relevance in their industry.
When selecting companies for inclusion in the Index, the Index Provider employs a combination of fundamental valuation measures and market-capitalization weighting. The company selection process begins by integrating four equally weighted fundamental valuation measures to determine the relative company size within the Fund’s investment universe. The four fundamental valuation metrics are:
•Adjusted Sales: Calculated as company sales multiplied by the equity-to-assets ratio, averaged over the past five years.
•Adjusted Cash Flow: Operating cash flow averaged over the past five years, including research and development (R&D) expenses.
•Dividends + Buybacks: Average dividends paid and share buybacks over the past five years.
•Book Value + Intangibles: Current book value plus accumulated depreciated R&D over the past six years.
Based on the fundamental valuation review, the top 86% of companies by cumulative fundamental weight within the Fund’s U.S. listed investment universe are selected for inclusion in the Index. The Index Provider then weights the selected securities by their float-adjusted market capitalization. A company’s float-adjusted capitalization is calculated by taking the company’s stock price and multiplying it by the number of shares readily available in the market.
The Index is reconstituted and rebalanced annually, after the close of trading on the third Friday of March, based on data at the close of business on the second Friday of February. The maximum allowable weight for any single company is capped at 25%, and the aggregate weight of all constituents individually comprising 5% or more of the Index must not exceed 50% of the total Index composition. In the event that these constraints are breached, a special quarterly rebalance will be implemented to adjust the weights of the affected securities. The rebalancing process will involve proportionate reductions in the weights of the impacted stocks, with the redistributed weights allocated among the remaining constituents. These special quarterly rebalances will take place on the third Friday of June, September, or December, based on data at the close of business on the second Friday of May, August and November, respectively. The Fund adheres to the Index’s schedule for annual reconstitution and rebalancing and it will adhere to any special quarterly rebalances by the Index.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the component securities of the Index. The Index is designed to be a measure of the performance of U.S. listed stocks that meet the Index’s inclusion criteria.
The Sub-Adviser intends to generally employ “representative sampling” to achieve the Fund’s investment objective. A representative sampling strategy, means the Fund will invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, as determined by the Sub-Adviser. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error (i.e., the divergence of the Fund’s performance from that of the Index) than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act of 1940, as amended (the “Investment Company Act”), except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular industry or group of industries.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the component securities of the Index. The Index is designed to be a measure of the performance of U.S. listed stocks that meet the Index’s inclusion criteria.